Amortization, depreciation and impairment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Included in costs of services, selling and administrative (Note 23)	$ 565,692,000	$ 392,301,000
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,535,000	2,919,000
Amortization of deferred financing fees (presented in finance costs)	890,000	1,012,000
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction of revenue)	79,000	283,000
Impairment (Note 24)	1,035,000	0
Impairment of right-of-use assets (presented in restructuring costs) (Note 7 and 25)	5,092,000	0
Amortization, depreciation and impairment	565,692,000	392,301,000
Costs of services, selling and administrative
Disclosure of impairment loss and reversal of impairment loss [line items]
Depreciation of PP&E (Note 6)	156,590,000	159,264,000
Depreciation of right-of-use assets (Note 7)	168,239,000	0
Impairment of right-of-use assets (Note 7)	3,269,000	0
Amortization of contract costs related to transition costs	55,905,000	64,263,000
Impairment of contract costs related to transition costs	4,047,000	0
Amortization of intangible assets (Note 9)	157,378,000	164,560,000
Impairment of intangible assets (Note 9)	10,633,000	0
Included in costs of services, selling and administrative (Note 23)	556,061,000	388,087,000
Amortization, depreciation and impairment	$ 556,061,000	$ 388,087,000